Tax - Effective tax rate reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	19.00%	19.00%	20.00%
Profit before tax from continuing operations	£ 1,841	£ 2,660	£ 2,184
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2018: 19%; 2017: 20%)	350	506	437
Effect of:
Adjustments in respect of prior years	(36)	(14)	(67)
Expenses not deductible for tax purposes	28	21	442
Non-taxable income	(36)	(26)	(425)
Adjustment in respect of foreign tax rates	56	157	104
Other	(20)	(16)	(23)
Total tax charge/(credit) from continuing operations	£ 339	£ (889)	£ 374
Effective tax rate – continuing operations	18.40%	(33.40%)	17.10%
Before exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Profit before tax from continuing operations	£ 2,489	£ 2,500	£ 2,807
Profit before tax from continuing operations multiplied by UK corporation tax rate of 19% (2018: 19%; 2017: 20%)	473	475	561
Effect of:
Adjustments in respect of prior years	(36)	(22)	(67)
Expenses not deductible for tax purposes	22	20	35
Non-taxable income	(36)	(16)	(24)
Adjustment in respect of foreign tax rates	78	153	180
Other	(10)	(19)	(19)
Total tax charge/(credit) from continuing operations	£ 488	£ 584	£ 666
Effective tax rate – continuing operations	19.60%	23.40%	23.70%
Exceptional items and remeasurements
Disclosure Of Income Taxes [Line Items]
Profit before tax from continuing operations	£ (648)	£ 160	£ (623)
Effect of:
Total tax charge/(credit) from continuing operations	(149)	(1,473)	(292)
UK
Effect of:
Deferred tax impact of change in tax rate	(3)	(7)	(94)
UK | Before exceptional items and remeasurements
Effect of:
Deferred tax impact of change in tax rate	(3)	(7)	0
US
Effect of:
Deferred tax impact of change in tax rate	0	(1,510)	0
US | Before exceptional items and remeasurements
Effect of:
Deferred tax impact of change in tax rate	£ 0	£ 0	£ 0